CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Total revenue	$ 281,877				$ 358,718					$ 1,502,759	$ 1,430,789	$ 1,439,270
Hotel operating expenses:
Total hotel expenses	201,710				228,486					952,674	900,582	907,301
Property taxes, insurance and other	20,472				20,397					84,110	78,355	73,579
Depreciation and amortization	66,350				67,178					269,003	258,458	246,731
Impairment charges	27,613				0					33,628	23,391	10,153
Advisory services fee	15,299				16,304					63,632	69,122	53,199
Corporate, general and administrative	3,492				2,601					11,107	10,931	13,288
Total expenses	334,936	$ 365,330	$ 347,161	$ 366,699	334,966	$ 349,175	$ 326,601	$ 346,129	$ 318,945	1,414,156	1,340,850	1,304,265
Gain (loss) on sale of assets and hotel properties	3,623	23,203	2,362	328	233	81	(9)	412	(9)	26,126	475	14,030
OPERATING INCOME (LOSS)	(49,436)	$ 12,529	$ 29,438	$ 48,777	23,985	$ (5,606)	$ 29,320	$ 43,447	$ 23,253	114,729	90,414	149,035
Equity in earnings (loss) of unconsolidated entities	(79)				(1,063)					(2,307)	867	(5,866)
Interest income	611				781					3,067	3,952	2,202
Other income (expense)	1,522				(316)					10,490	64	(3,422)
Interest expense and amortization of premiums and loan costs	(57,085)				(66,166)					(262,001)	(236,786)	(222,631)
Write-off of premiums, loan costs and exit fees	(95)				(2,062)					(2,841)	(8,847)	(2,845)
Unrealized gain (loss) on marketable securities	(1,477)				808					1,896	(1,013)	(4,649)
Unrealized gain (loss) on derivatives	4,422				(2,994)					(4,494)	(2,178)	(2,802)
INCOME (LOSS) BEFORE INCOME TAXES	(101,617)				(47,027)					(141,461)	(153,527)	(90,978)
Income tax (expense) benefit	(303)				405					(1,218)	(2,782)	2,218
NET INCOME (LOSS)	(101,920)				(46,622)					(142,679)	(156,309)	(88,760)
(Income) loss attributable to noncontrolling interest in consolidated entities	48				26					112	30	110
Net (income) loss attributable to redeemable noncontrolling interests in operating partnership	17,671				8,579					28,932	29,313	21,642
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(84,201)				(38,017)					(113,635)	(126,966)	(67,008)
Preferred dividends	(10,644)				(10,644)					(42,577)	(42,577)	(44,761)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (94,845)				$ (48,661)					$ (156,212)	$ (169,543)	$ (122,568)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (0.94)				$ (0.49)					$ (1.58)	$ (1.75)	$ (1.30)
Weighted average common shares outstanding - basic (in shares)	100,470				99,407					99,837	97,282	95,207
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (0.94)				$ (0.49)					$ (1.58)	$ (1.75)	$ (1.30)
Weighted average common shares outstanding - diluted (in shares)	100,470	99,968	99,971	99,942	99,407	99,324	97,467	96,889	95,367	99,837	97,282	95,207
Total hotel revenue
REVENUE
Total revenue	$ 281,105				$ 357,646					$ 1,498,557	$ 1,426,780	$ 1,436,116
Rooms
REVENUE
Total revenue	215,807				280,381					1,184,987	1,134,687	1,143,135
Hotel operating expenses:
Total hotel expenses	52,466				60,647					258,446	248,139	248,643
Food and beverage
REVENUE
Total revenue	47,950				61,061					243,917	224,311	234,777
Hotel operating expenses:
Total hotel expenses	34,901				41,323					167,945	156,902	161,683
Other hotel revenue and expenses
REVENUE
Total revenue	17,348				16,204					69,653	67,782	58,204
Hotel operating expenses:
Total hotel expenses	103,794				113,527					472,437	442,463	444,322
Other
REVENUE
Total revenue	772				1,072					4,202	4,009	3,154
Management fees
Hotel operating expenses:
Total hotel expenses	$ 10,549				$ 12,989					$ 53,846	$ 53,078	$ 52,653